Investment in Films and Television Programs - Summary of direct operating expense on the combined statements of operations (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Impairment In Investment In Films And Television Programs [Line Items]
Motion Picture	$ 27.5	$ 1.1	$ 6.2	$ 1.2	$ 19.4
Television Production	6.6	4.7	4.6	34.9	10.3
Impairments Not Included In Segment Operating Results			0.0	0.0	15.4
Impairment Cost	$ 34.1	$ 5.8	$ 10.8	$ 36.1	$ 45.1